CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPOTING

Selected information by segment is presented in the following tables for the year ended December 31, 2022, 2021, and 2020.

	2022	2021	2020
Revenues(1)
TIT Segment	$235,128	$636,743	$377,499
CBT Segment	23,998,335	18,753,836	10,685,276
	$24,233,463	$19,390,579	$11,062,775

(1)	Revenues by operating segments exclude intercompany transactions.

	2022	2021	2020
(Loss) income from operations
TIT Segment	$(617,180)	$570,220	$(166,727)
CBT Segment	(181,454)	(7,668,616)	(15,268,750)
Corporate and others(2)	(2,367,003)	(3,042,360)	(1,931,252)
(Loss) from operations	(3,165,637)	(10,140,756)	(17,366,729)
Corporate other income (loss), net	3,201,613	(692,687)	(22,580)
Corporate interest income	7,956	4,631	4,798
Corporate interest expense	(556,434)	(928,352)	(1,018,013)
(Loss) before income taxes	(512,502)	(11,757,164)	(18,402,524)

Income tax (expense) benefit	(69,869)	(5,321)	71,316
Net (loss) from continuing operations	(582,371)	(11,762,485)	(18,331,208)
Net (loss) income from discontinued operations	(6,499,276)	1,837,626	-
Net (loss)	(7,081,647)	(9,924,859)	(18,331,208)

Less: Loss (income) attributable to the non-controlling interest	-	-	636,433
Net (loss) attributable to the Company	$(7,081,647)	$(9,924,859)	$(17,694,775)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Non-cash employee compensation:
Corporate and others	-	2,950,070	298,091
	$-	$2,950,070	$298,091

Depreciation and amortization by segment for the year ended December 31, 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Depreciation and amortization:
TIT Segment	$44,678	$13,173	$19,783
CBT Segment	3,499,253	2,219,247	3,459,861
	$3,543,931	$2,232,420	$3,479,644

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2022	2021	2020
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(43,741)	$(658,035)	$36,895
CBT Segment	689,234	6,192,425	13,484,287
Corporate and others	-	7,327	-
	$645,493	$5,541,717	$13,521,182

	2022	2021	2020
Inventory obsolescence provision:
TIT Segment	$-	$-	$10,943
CBT Segment	63,716	(82,255)	(5,318)
	$63,716	$(82,255)	$5,625

Total assets by segment as at December 31, 2022 and 2021 are as follows:

	2022	2021
Total assets
TIT Segment	$254,579	$6,462,162
CBT Segment	27,200,882	28,406,636
Assets from discontinued operations	1,326,265	11,851,842
Corporate and others	427,089	434,851
	$29,208,815	$47,155,491